COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments for non-cancelable operating leases

At December 31, 2019, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2020	$279,997
2021	213,568
Total minimum financial lease payments	$493,565
Less: interest	(51,080)
Total lease liability at December 31, 2019	$442,485
Less: current portion of Operating lease obligations	(239,688)
Long Term portion of Operating lease obligations	$202,797

Operating leases

Rental expense for operating leases during 2019 and 2018 was $12,104 and $9,485, respectively.

	Year Ended December 31,
	2019	2018
Purchase Power/FP Mailing	$372	$195
Coffee Perks/A. Antique Coffee Services	235	310
New Lane	500	—
Canon	10,997	8,980
Total Operating Leases rent expense	$12,104	$9,485

Schedule of Future Minimum Lease Payments Due Operating Leases

At June 30, 2020, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2020	$141,396
2021	213,568
Total minimum financial lease payments	$354,964
Less: interest	(27,344)
Total lease liability at June 30, 2020	$327,620
Less: current portion of Operating lease obligations	(252,907)
Long Term portion of Operating lease obligations	$74,713